Asset Retirement Obligations - Summary of Changes in AROs (Detail) (USD $) In Millions, unless otherwise specified			3 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Asset Retirement Obligation	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2011 Successor Asset Retirement Obligation	Dec. 31, 2012 Successor Asset Retirement Obligation	Jan. 31, 2011 Predecessor Asset Retirement Obligation
Asset Retirement Obligations [Line Items]
Beginning balance	$ 111	$ 108	$ 113			$ 29	$ 30	$ 19
Additions			1				7
Accretion expense			2			2	5
Changes in estimates, including cost and timing of cash flows			(4)			1	9
Settlements/payments			(1)			(2)	(1)
AROs acquired in the acquisition of the mineral sands business							58
Fresh-start adjustments								10
Ending balance	111	108	111			30	108	29
Current portion included in accrued liabilities	178	209	6	209	46	1	2	1
Noncurrent portion			$ 105			$ 29	$ 106	$ 28